Selected Quarterly Financial Data (Unaudited) - Narrative (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended				12 Months Ended
	Nov. 07, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unusual Or Infrequent Item [Line Items]
Gain (Loss) on Disposition of Oil and Gas and Timber Property			$ 62.4	$ 29.3		$ 91.7
Gain (Loss) On Disposition Of Oil And Gas And Timber Property, Net Of Tax			60.5	27.3
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						(1.8)	$ 0.0	$ 0.0
Restructuring and other charges		$ (4.5)				(4.5)	0.0	0.0
Restructuring And Other Charges, Net Of Tax		(4.3)
Gain on joint venture deconsolidation					$ 15.9	0.0	15.9	0.0
Deconsolidation, Gain (Loss), Amount, Net of tax					$ 14.7
NRV charge						25.6	(27.9)	(54.0)
Impairment of goodwill						0.0	0.0	114.4
Debt extinguishment charge		(21.6)				(21.6)	0.0	(37.0)
Debt extinguishment charge, net of tax		(20.5)
Non-cash joint venture impairment charge		(11.4)				(11.4)	$ 0.0	$ 0.0
Non-cash joint venture impairment charge, net of tax		(10.8)
Valuation allowance decrease due to change in judgment on the realizability of deferred tax assets		$ 41.9				45.1
Shares issued	17
Allegheny Technologies $350 million 9.375% Senior Notes due 2019
Unusual Or Infrequent Item [Line Items]
Debt instrument carrying amount									$ 350.0
Debt Instrument, Interest Rate, Stated Percentage									9.375%
Allegheny & Tsingshan Stainless
Unusual Or Infrequent Item [Line Items]
Non-cash joint venture impairment charge						$ (11.4)
Equity method investment ownership percentage		50.00%				50.00%
Forged Products
Unusual Or Infrequent Item [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				(7.7)		$ (8.1)
Disposal Group, Not Discontinued Operation, Gain (Loss) On Disposal, Net Of Tax				$ (7.2)
Cast Products
Unusual Or Infrequent Item [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			6.2			$ 6.2
Disposal Group, Not Discontinued Operation, Gain (Loss) On Disposal, Net Of Tax			$ 6.0
Tsingshan Group | Allegheny & Tsingshan Stainless
Unusual Or Infrequent Item [Line Items]
Equity method investment ownership percentage		50.00%				50.00%